NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Disclosure of disaggregation of net operating revenue [line items]
Other revenues	R$ 202,264		R$ 173,457
Gross operating and other revenue	10,979,573		9,820,600
(-) Deductions from Operating Revenue
(-) ICMS	(299,537)		(258,627)
(-) PASEP and COFINS	(879,765)		(866,284)
(-) Sector charges	(616,081)		(484,852)
(-) Other deductions (including ISS)	(2,872)		(2,411)
Total deduction from operating revenue	(1,798,255)		(1,612,174)
Net Operating Revenue	9,181,318	R$ 8,208,426	8,208,426
Generation
Disclosure of disaggregation of net operating revenue [line items]
Power supply for distribution companies	4,032,895	3,622,603	3,622,603
Provision	937,006	719,307	719,307
CCEE (a)	483,021	464,687	464,687
Revenue from operation and maintenance	1,081,804		1,034,066
Construction revenue	3,418	8,790	8,790
Financial effects of Itaipu	3,931	(3,552)	(3,552)
Total gross revenue	6,542,075		5,845,901
(-) Deductions from Operating Revenue
CCEE	483,021	464,687	464,687
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Revenue from operation and maintenance	1,516,844		1,341,855
Construction revenue	147,442	R$ 119,655	119,655
Contractual financial revenue	2,570,948		2,339,732
Total gross revenue	R$ 4,235,234		R$ 3,801,242